Reportable Segments - Schedule of Segment Reporting, Information On Revenues and Long-lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019	Dec. 31, 2018
Long-lived asset, Total	$ 383,485				$ 383,485	$ 328,727
Production Services [Member]
Long-lived asset, Total	268,244				268,244	219,278
Drilling and Evaluation Services [Member]
Long-lived asset, Total	126,105				126,105	98,163
Unallocated [Member]
Long-lived asset, Total	(10,864)				(10,864)	$ 11,286
Successor [Member]
Revenue from operations, Total	161,606	$ 145,580	$ 190,566		473,209
Segment EBITDA	42,828	44,040	47,404		125,021
Net Income	11,110	16,110	12,362		35,640
Income taxes	3,511	3,989	2,960		10,905
Interest expense, net	5,011	6,199	8,099		14,691
Depreciation and amortization	23,196	17,695	24,155		63,785
Successor [Member] | Production Services [Member]
Revenue from operations, Total	97,160	88,666	117,268		284,631
Segment EBITDA	32,581	33,180	41,952		98,007
Successor [Member] | Drilling and Evaluation Services [Member]
Revenue from operations, Total	64,446	56,914	73,298		188,578
Segment EBITDA	15,239	17,630	18,905		40,869
Successor [Member] | Unallocated Costs [Member]
Segment EBITDA	$ (4,992)	$ (6,770)	$ (13,453)		$ (13,855)
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total				$ 137,027
Segment EBITDA				30,452
Net Income				7,617
Income taxes				2,342
Interest expense, net				4,090
Depreciation and amortization				17,284
Predecessor [Member] | Production Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total				112,295
Segment EBITDA				36,836
Predecessor [Member] | Drilling and Evaluation Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total				24,732
Segment EBITDA				3,267
Predecessor [Member] | Unallocated Costs [Member] | NPS Holdings Limited [Member]
Segment EBITDA				$ (9,651)